TRANSACTIONS WITH RELATED PARTIES (Related Party Management Fees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Management fees	$ 371	$ 499	$ 520